Basis of presentation and statement of compliance (Tables)	6 Months Ended
Jun. 30, 2026
Significant Accounting Policies [Abstract]
Disclosure of effect of changes in foreign exchange rates
Foreign currency transactions are translated into the functionnal currency using the following exchange rates:

	June 30, 2026		December 31, 2025		June 30, 2025
€1 equals to	Average rate	Closing rate	Average rate	Closing rate	Average rate	Closing rate
USD	€1.17	€1.14	€1.13	€1.18	€1.09	€1.17